SUPPLEMENTAL INFORMATION ON OIL AND NATURAL GAS PRODUCING ACTIVITIES (UNAUDITED)	12 Months Ended
Dec. 31, 2013
SUPPLEMENTAL INFORMATION ON OIL AND NATURAL GAS PRODUCING ACTIVITIES (UNAUDITED)

15. SUPPLEMENTAL INFORMATION ON OIL AND NATURAL GAS PRODUCING ACTIVITIES

(UNAUDITED)

The Supplementary Information on Oil and Natural Gas Producing Activities is presented as required by the appropriate authoritative guidance . The supplemental information includes capitalized costs related to oil and natural gas producing activities; costs incurred for the acquisition of oil and natural gas producing activities, exploration and development activities and the results of operations from oil and natural gas producing activities.

Supplemental information is also provided for per unit production costs; oil and natural gas production and average sales prices; the estimated quantities of proved oil and natural gas reserves; the standardized measure of discounted future net cash flows associated with proved reserves and a summary of the changes in the standardized measure of discounted future net cash flows associated with proved reserves.

In February 2013, we sold all of our Robinson’s Bend Field assets in the Black Warrior Basin of Alabama. Information related to these assets is classified as discontinued operations.

Costs

The following table sets forth capitalized costs for the years ended December 31, 2013 and 2012 (in thousands):

	December 31,
	2013	2012
Capitalized costs at the end of the period:(a)
Oil and natrual gas properties and related equipment (successful efforts method)
Property costs
Proved property	$636,816	$591,889
Unproved property	1,589	1,380

Total property costs	638,405	593,269
Materials and supplies	1,054	771
Land	751	751

Total	640,210	594,791
Less: Accumulated depreciation, depletion, amortization and impairments	(495,215)	(474,669)

Oil and natural gas properties and equipment, net	$144,995	$120,122

(a)	Capitalized costs include the cost of equipment and facilities for our oil and natural gas producing activities. Proved property costs include capitalized costs for leaseholds holding proved reserves; development wells and related equipment and facilities (including uncompleted development well costs); and support equipment. Unproved property costs include capitalized costs for oil and natural gas leaseholds where proved reserves do not exist.

The following table sets forth costs incurred for oil and natural gas producing activities for the years ended December 31, 2013 and 2012 (in thousands):

	For the year ended December 31,
	2013	2012
Costs incurred for the period:
Acquisition of properties
Proved	$20,012	$75
Unproved	209	177
Development costs	15,694	15,336

Oil and natural gas properties and equipment, net	$35,915	$15,588

The development costs for the years ended December 31, 2013 and 2012 primarily represent costs to develop our proved undeveloped reserves. The properties acquired in 2013 were in Texas and Louisiana.

We had no exploration and dry hole costs in 2013 and 2012, respectively.

Results of Operations

The revenues and expenses associated directly with oil and natural gas producing activities are reflected in the Consolidated Statements of Operations and Comprehensive Income (Loss). All of our operations are oil and natural gas producing activities located in the United States.

Net Proved Oil and Natural Gas Reserves

The following table sets forth information with respect to changes in proved developed and undeveloped reserves. This information excludes reserves related to royalty and net profit interests. All of our reserves are located in the United States.

	For the year ended December 31,
	2013	2012
(In Mmcfe)
Beginning balance	92,982	201,330
Extensions and discoveries	4,825	2,049
Purchases of reserves in place	7,150	—
Sales of reserves in place	(49,385)	(256)
Revisions of previous estimates	44,727	(97,178)
Production	(9,045)	(12,963)

Ending balance	91,254	92,982

Ending balance from continuing operations	91,254	43,596
Ending balance from discontinued operations(a)	—	49,386

Total ending balance	91,254	92,982

Proved developed reserves from continuing operations	78,629	40,867
Proved developed reserves from discontinued operations	—	49,134

Total proved developed reserves	78,629	90,001

Proved undeveloped reserves from continuing operations	12,625	2,729
Proved undeveloped reserves from discontinued operations	—	252

Total proved undeveloped reserves	12,625	2,981

(a)	In February 2013, we sold all of our Black Warrior Basin properties.

Reserves and Related Estimates

Our estimate of proved reserves is based on the quantities of oil and natural gas that engineering and geological analyses demonstrate, with reasonable certainty, to be recoverable from established reservoirs in the future under current operating and economic parameters.

Our December 31, 2013 and 2012 proved reserve estimates were 91.3 Bcfe and 93.0 Bcfe, respectively. For these years, NSAI, an independent petroleum engineering firm, prepared the estimates of our proved reserves which were used to prepare our financial statements.

Our 2013 estimates of total proved reserves decreased 1.7 Bcfe from 2012 due to the sale of our Black Warrior Basin properties in the amount of 49 Bcfe offset by the acquisition of the Sanchez properties, which added 7 Bcfe. We added 4.8 Bcfe due to extensions and discoveries in the Cherokee Basin reserves added for oil opportunities. Our reserve revisions of 44.8 Bcfe are primarily the result of higher natural gas prices. Our reserves are 85% natural gas and are sensitive to lower prices for natural gas and basis differentials in the Mid-Continent region. For the proved reserves, the production weighted average product price over the remaining lives of the properties used in our reserve report were: $97.89 per barrel for oil, $41.21 per barrel for natural gas liquids and $3.706 per Mcf for natural gas. Any of our locations that are scheduled to be drilled after 5 years are classified as probable or possible reserves to the extent they are economic.

Our 2012 estimates of total proved reserves decreased 108.3 Bcfe from 2011 due to a lower SEC-required price for natural gas used to calculate our reserves in 2012. We added 2.0 Bcfe due to extensions and discoveries in the Cherokee Basin reserves added for oil opportunities and 0.2 Bcfe of natural gas reserves. Our reserve revisions of 97.2 Bcfe are primarily the result of lower natural gas prices causing our reserves to no longer be considered economic under SEC rules. Our reserves are 93% natural gas and are sensitive to lower prices for natural gas and basis differentials in the Mid-Continent region. Although we utilize swaps and basis swaps to mitigate commodity price risk and basis differentials, these derivatives are not used when preparing our reserve report based on SEC rules. The SEC-required price used to prepare our reserve report was $2.91 in the Cherokee Basin and $2.85 in the Black Warrior Basin. The SEC-required prices used in the Cherokee Basin and in the Black Warrior Basin declined from 2011 to 2012 by $0.97 and $1.35, respectively. Our actual 2012 production of 12.6 Bcfe is 3.8 Bcfe higher than what our 2011 reserve report estimated for 2012. A significant number of our wells that actually produced natural gas in 2012 were not included in our 2011 reserve report as they were deemed uneconomic at the SEC-required price which excludes the impact of our swaps and basis swaps used to mitigate commodity price risk and basis differentials. Any of our locations that are scheduled to be drilled after 5 years are classified as probable or possible reserves to the extent they are economic.

Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Gas Reserves, Including a Reconciliation of Changes Therein

The following table sets forth the standardized measure of the discounted future net cash flows attributable to our proved oil and natural gas reserves. Certain information concerning the assumptions used in computing the valuation of proved reserves and their inherent limitations are discussed below.

Future cash inflows are calculated by applying the SEC-required prices of oil and natural gas relating to our proved reserves to the year-end quantities of those reserves. Future cash inflows exclude the impact of our hedging program. Future development and production costs represent the estimated future expenditures (based on year-end costs) to be incurred in developing and producing the proved reserves, assuming continuation of existing economic conditions. In addition, asset retirement obligations are included within future production and development costs. There are no future income tax expenses because CEP is a non-taxable entity.

The assumptions used to compute estimated future cash inflows do not necessarily reflect expectations of actual revenues or costs or their present values. In addition, variations from expected production rates could result directly or indirectly from factors outside of our control, such as unexpected delays in development, changes in prices or regulatory or environmental policies. The reserve valuation further assumes that all reserves will be disposed of by production; however, if reserves are sold in place, additional economic considerations could also affect the amount of cash eventually realized.

The following table summarizes the standardized measure of estimated discounted future cash flows from the oil and natural gas properties (in thousands):

	For the year ended December 31,
	2013	2012
Future cash inflows	$502,831	$360,825
Future production costs	(227,315)	(194,198)
Future estimated development costs	(40,694)	(11,124)

Future net cash flows	234,822	155,503
10% annual discount for estimated timing of cash flows	(91,108)	(65,834)

Standardized measure of discounted estimated future net cash flows related to proved gas reserves	$143,714	$89,669

Standardized measure from continuing operations	143,714	60,455
Standardized measure from discontinued operations(a)	—	29,214

Standardized measure of discounted estimated future net cash flows related to proved gas reserves	$143,714	$89,669

(a)	In February 2013, we sold all of our Black Warrior Basin properties.

The following table summarizes the principal sources of change in the standardized measure of estimated discounted future net cash flows (in thousands):

	For the year ended December 31,
	2013	2012
Beginning of the period	$89,669	$160,691
Sales and transfers of oil and natural gas, net of production costs	(21,244)	(39,699)
Net changes in prices and production costs related to future production	50,425	(19,228)
Development costs incurred during the period	5,615	18,818
Changes in extensions and discoveries	28,494	12,590
Revisions of previous quantity estimates	21,455	(83,750)
Sales of reserves in place	(2,297)	(1,476)
Accretion discount	8,967	16,069
Other	(37,370)	25,654

Standardized measure of discounted future net cash flows related to proved gas reserves	$143,714	$89,669

Standardized measure from continuing operations	143,714	60,455
Standardized measure from discontinued operations(a)	—	29,214

Standardized measure of discounted future net cash flows related to proved gas reserves	$143,714	$89,669

(a)	In February 2013, we sold all of our Black Warrior Basin properties.